Summary of Significant Accounting Policies New Accounting Pronouncements (Details) - MidAmerican Energy Company [Member] $ in Millions	Dec. 31, 2014 USD ($)
Accounting Standards Update 2015-17 [Member] | Other Current Assets [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets	$ 1
Accounting Standards Update 2015-17 [Member] | Noncurrent Deferred Income Taxes [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets	1
Accounting Standards Update 2015-03 [Member] | Other Noncurrent Assets [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets	22
Accounting Standards Update 2015-03 [Member] | Long-term Debt [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets	$ 22